Cash and cash equivalents	9 Months Ended
Sep. 30, 2026
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	September 30,	December 31,
	2026	2025
	$’000	$’000
Cash at bank and in hand	32,420	30,972
Cash equivalents	312,668	215,279
	345,088	246,251

During the nine months ended September 30, 2026, proceeds of $29.2 million were received from the redemption of marketable securities, which includes accrued interest. On redemption of the marketable securities, the funds are invested in cash equivalents.